Taxation - Schedule of Components of the Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carried forward	$ 3,180,983	$ 2,145,813
Operating lease liabilities	148,232	168,605
Deferred revenue	71,990	50,590
Bad debt provision	16,581	14,188
Property and equipment, net	2,851	2,074
Other accruals		107,980
Deferred tax assets, gross	3,420,637	2,489,250
Valuation allowance	(3,244,738)	(2,297,022)	$ (929,574)
Deferred tax assets, net of valuation allowance	175,899	192,228
Deferred tax liabilities:
Operating lease right-of-use assets	(148,232)	(168,605)
Contract cost assets	(27,072)	(23,586)
Property and equipment, net	(595)	(37)
Deferred tax liabilities	(175,899)	(192,228)
Net deferred tax assets